Controlled Entities (Tables)	12 Months Ended
Jun. 30, 2018
Controlled Entities
Schedule of subsidiaries

The country of incorporation or registration is also their principal place of business.

	Country of	Percentage of Ownership
	Incorporation	30 Jun 2018	30 Jun 2017

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	0%